Bank Premises and Equipment (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Bank Premises and Equipment
Buildings and improvements	$ 10,674,714	$ 10,503,322
Land and land improvements	2,856,017	2,663,549
Furniture and equipment	6,262,893	6,067,181
Leasehold improvements	875,797	824,605
Finance lease	4,018,377	4,018,377
Operating leases	1,417,859	1,417,859
Other prepaid assets	5,820	102,365
Bank premises and equipment, gross	26,111,477	25,597,258
Less accumulated depreciation and amortization	(13,069,009)	(11,829,930)
Bank premises and equipment, net	$ 13,042,468	$ 13,767,328